Derivative Warrants Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average of inputs
Share price	$ 0.80	$ 0.45
Exercise price	$ 1.10	$ 0.88
Expected volatility	98.00%	42.00%
Risk-free interest	0.11%	0.22%
Dividend yield	0.00%	0.00%
Expected life of up to (years)	9 months 25 days	10 months 21 days